Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net
(7)	PROPERTY, PLANT AND EQUIPMENT, NET

	December 31, 2011	December 31, 2012
Buildings	815,713	799,628
Plant and machinery	2,445,506	2,184,660
Furniture, fixtures and office equipment	31,358	32,057
Motor vehicles	8,066	7,185

	3,300,643	3,023,530
Less: accumulated depreciation	(523,539)	(734,927)
Construction in progress	1,095,257	798,690

	3,872,361	3,087,293

Depreciation expense was US$153,196, US$221,119 and US$254,627, for the years ended December 31, 2010, 2011 and 2012, respectively, of which 98.13%, 95.66% and 96.09% is recorded in cost of goods sold for the years ended December 31, 2010, 2011 and 2012.

Construction in progress as of December 31, 2012 includes US$111,703 (2011: US$239,112) of furnaces, wire saws for wafer production and other equipment for polysilicon, cell and module production that have been received but is pending installation.

For the year ended December 31, 2012, the Group determined that the carrying value of certain machinery and equipment was no longer recoverable based on management’s assessment. As a result, the Group recorded an impairment loss of US$109,027 in 2012, which is included in “Impairment loss for property, plant and equipment” in the consolidated statements of operations.